DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries
Subsidiaries’ names	Place and date of incorporation	Percentage of ownership by the Company	Principal activities

Wealth Rainbow Development Limited	Hong Kong,	100%	Intermediate holding company
"Wealth Rainbow"	People's Republic of China (“PRC”)
	March 1, 2007

Henan Green Complex Materials Co., Ltd.	PRC	100%	Operating entity
"Henan Green"	December 31, 2000	(throughWealth Rainbow)